FINANCIAL OBLIGATIONS - Interbank borrowings, overnight funds (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total borrowings from banks and others	$ 19,654,517	$ 19,803,344
Total interbank borrowings, overnight funds and borrowings from banks and others	26,834,161	29,043,823
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Overnight funds	2,361	9,027
Interbank funds purchased	202,219	1,595,504
Commitments to transfer open and closed repo operations	2,237,837	1,706,368
Commitments to transfer simultaneous operations	3,397,284	4,456,544
Commitments originated in short positions simultaneous operations	158,203	262,873
Total interbank funds	5,997,904	8,030,316
Borrowings	1,858,618	2,192,128
Lease contracts	1,597,463	1,539,871
Bankers Acceptances		17
Other financial obligations	7,899
Total borrowings from banks and others	3,463,980	3,732,016
Foreign currency
Disclosure of detailed information about borrowings [line items]
Overnight funds		6,283
Interbank funds purchased	783,873	921,500
Commitments to transfer open and closed repo operations	397,867	282,380
Total interbank funds	1,181,740	1,210,163
Borrowings	12,423,796	12,336,206
Lease contracts	1,428,270	1,493,631
Andean Development Corporation	268,889	551,198
Letters of credit	554,642	622,730
Bankers Acceptances	1,378,310	1,008,485
Discoveries in bank current account	136,000	59,078
Other financial obligations	630
Total borrowings from banks and others	$ 16,190,537	$ 16,071,328